Expense Example - FidelityLowDurationBondETF-PRO - FidelityLowDurationBondETF-PRO - Fidelity Low Duration Bond ETF - Fidelity Low Duration Bond ETF	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255